Other Payables and Accruals (Tables)	12 Months Ended
Dec. 31, 2025
Other Payables and Accruals
Schedule of other payables and accruals

	As of
	December 31,
	2024	2025
Unearned revenue	23,996	21,223
Accrued off-hire	478	3,103
Accrued purchases	4,722	2,499
Accrued payable to charterers	397	4,279
Other accruals	4,191	8,428
Total	33,784	39,532